Other financial assets - Text Details (Detail) - EUR (€) € in Millions	2 Months Ended
	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2017
Other financial assets - Text Details (Detail) [Line Items]
Increase (Decrease) in current financial assets	€ 434
Other current financial assets		€ 436	€ 2
Combined Lumileds and Automotive Lighting businesses [Member]
Other financial assets - Text Details (Detail) [Line Items]
Non-current financial assets at fair value through other comprehensive income		€ 112	€ 243
Signify Member
Other financial assets - Text Details (Detail) [Line Items]
Interest in entity		16.50%	29.01%